2. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.